BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Sberbank (Details) ₽ in Millions, $ in Millions			1 Months Ended	5 Months Ended		12 Months Ended
	Jul. 23, 2020 RUB (₽)	Jul. 23, 2020 USD ($)	Jul. 31, 2020	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($)	Jul. 23, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2018
Business Acquisition [Line Items]
Percentage of voting interest sold						25.00%	25.00%
ASSETS:
Goodwill				₽ 104,275		₽ 104,275		₽ 52,205	₽ 52,662	$ 1,411.5				$ 706.7
LIABILITIES:
Total cash consideration for the acquisition						40,030	$ 541.9	351	956
Net cash paid for the acquisition less consideration of the sale of Yandex.Money						33,798	457.5	347	₽ (19,844)
Yandex SDG
LIABILITIES:
Ownership interest (percentage)											72.80%	72.80%
Yandex SDG | UBER
LIABILITIES:
Ownership interest (percentage)											18.60%	18.60%
MLU B.V
LIABILITIES:
Ownership interest (percentage)											61.70%	61.70%
MLU B.V | UBER
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)															37.96%
LIABILITIES:
Ownership interest (percentage)											33.50%	33.50%
Yandex SDG
LIABILITIES:
Fair value of equity investment											₽ 7,607	$ 100.0
Convertible loan											₽ 3,804	$ 50.0
Sberbank
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	50.00%		50.00%										50.00%
Percentage of voting interest sold	25.00%	25.00%	25.00%
Gain on remeasurement	₽ 19,230	$ 260.3
ASSETS:
Cash and cash equivalents	6,206
Term deposits	11,200
Accounts receivable	1,719
Other current assets	5,336
Property and equipment	3,139
Intangible assets	12,655												$ 171.3
Goodwill	51,836
Operating lease right-of-use assets	4,462
Other non-current assets	517
Total assets	97,070
LIABILITIES:
Accounts payable and accrued liabilities	5,708
Other current liabilities	800
Operating lease liabilities, non-current	4,213
Other non-current liabilities	1,971
Total liabilities	12,692
Net assets	84,378
Fair value of previously held equity interest	41,838	566.3
Fair value of the noncontrolling interest	47
Fair value of the redeemable noncontrolling interest	493
Total cash consideration for the acquisition	42,000	568.5
Total cash consideration from the sale of Yandex.Money	2,420	32.8
Net cash paid for the acquisition less consideration of the sale of Yandex.Money	39,580	$ 535.8
Revenue since acquisition				13,867	$ 187.7
Net loss since acquisition				₽ 5,558	$ 75.2
Proforma revenue						231,869	3,138.6	192,189
Proforma net income (loss)						₽ 21,374	$ 289.3	₽ 6,220
Sberbank | Market reportable segment
ASSETS:
Goodwill	51,836												701.7
License | Sberbank
ASSETS:
Intangible assets	₽ 5,844												79.1
LIABILITIES:
Amortization period of intangible assets acquired	6 years	6 years
Customer relationships | Sberbank
ASSETS:
Intangible assets	₽ 4,480												$ 60.6
LIABILITIES:
Amortization period of intangible assets acquired	11 years 2 months 12 days	11 years 2 months 12 days